Stock Compensation (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 02, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock compensation
Grant of options to purchase (in shares)		547,492
Options issued in 2008 to acquire shares that vested immediately		11,578
Number of shares
Outstanding, beginning of year (in shares)		223,951	286,977	287,186
Expired (in shares)		(102,546)	(63,026)	(209)
Outstanding, end of year (in shares)		121,405	223,951	286,977	287,186
Exercisable, end of year (in shares)		106,888	205,616	258,206
Weighted average exercise price
Outstanding, beginning of year (in dollars per share)		$ 23.74	$ 22.46	$ 22.46
Expired (in dollars per share)		$ 23.26	$ 17.94	$ 17.27
Outstanding, end of year (in dollars per share)		$ 24.14	$ 23.74	$ 22.46	$ 22.46
Exercisable, end of year (in dollars per share)		$ 24.43	$ 23.81	$ 22.53
Additional disclosures
Stock dividend (as a percent)	4.00%
Weighted average remaining contractual life of options outstanding		2 years 6 months	3 years
Intrinsic value of options outstanding		$ 0	$ 0
Weighted average remaining contractual life of options exercisable		2 years 3 months 18 days	2 years 9 months 18 days
Intrinsic value of options exercisable		0	0
Stock based compensation expense		19,000		29,000	58,000
Total unrecognized compensation expense related to non-vested stock awards		$ 50,000
Weighted average period is expected to be recognized		1 year 8 months 12 days
Minimum
Stock compensation
Options vest over periods		4 years
Maximum
Stock compensation
Options vest over periods		5 years